Annual Total Returns - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - Fidelity ZERO International Index Fund - Fidelity ZERO International Index Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 02, 2018
Annual Return 2019	21.67%
Annual Return 2020	11.05%
Annual Return 2021	8.21%
Annual Return 2022	(15.95%)
Annual Return 2023	16.30%